Interim consolidated statement of cash flows - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Cash (used in)/generated from operations	£ (56,633)	£ (25,567)	£ (53,014)	£ 46,120
Interest paid	(4,595)	(2,161)	(14,223)	(9,953)
Interest received	59	1	77	3
Tax paid	(340)	(3,766)	(392)	(4,101)
Net cash (outflow)/inflow from operating activities	(61,509)	(31,493)	(67,552)	32,069
Cash flow from investing activities
Payments for property, plant and equipment	(2,706)	(1,874)	(7,099)	(5,502)
Payments for intangible assets	(29,868)	(18,715)	(129,892)	(90,915)
Proceeds from sale of intangible assets	2,071	1,932	13,733	13,015
Net cash outflow from investing activities	(30,503)	(18,657)	(123,258)	(83,402)
Cash flow from financing activities
Proceeds from borrowings	100,000	40,000	100,000	40,000
Principal elements of lease payments	(571)	(432)	(1,449)	(848)
Dividends paid				(10,669)
Net cash inflow from financing activities	99,429	39,568	98,551	28,483
Net increase/(decrease) in cash and cash equivalents	7,417	(10,582)	(92,259)	(22,850)
Cash and cash equivalents at beginning of period	24,277	98,666	121,223	110,658
Effect of exchange rate changes on cash and cash equivalents	(649)	(650)	2,081	(374)
Cash and cash equivalents at end of period	£ 31,045	£ 87,434	£ 31,045	£ 87,434